Acquisitions (Details) - Revenue Since Acquisition $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Revenue	$ 3,906
CorrectMed [Member]
Business Acquisition [Line Items]
Revenue	2,144
Bay Walk-In Clinic Inc [Member]
Business Acquisition [Line Items]
Revenue	719
Mid-South Urgent Care Inc [Member]
Business Acquisition [Line Items]
Revenue	875
Med Help [Member]
Business Acquisition [Line Items]
Revenue	168
Stat Medical Care [Member]
Business Acquisition [Line Items]
Revenue	$ 0